Wireless Licenses, Goodwill and Other Intangible Assets - Additional Information (Detail) - Wireless Licenses - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Indefinite-lived Intangible Assets [Line Items]
Wireless licenses under development	$ 7,200		$ 13,600
Interest costs capitalized	$ 88	$ 124
Average remaining renewal period of wireless license portfolio (in years)	4 years 4 months 24 days